Other Assets (Tables)	12 Months Ended
Dec. 31, 2015
Other Assets [Abstract]
Schedule of Other Assets [Table Text Block]

The Partnership had the following Other Assets as of dates shown:

	December 31, 2015	December 31, 2014
Property loans receivable	$29,874,523	$22,191,515
Less: Loan loss reserves	(7,098,814)	(7,098,814)
Deferred financing costs - net	487,023	243,873
Fair value of derivative contracts	344,177	267,669
Taxable bonds at fair market value	4,824,060	4,616,565
Bond purchase commitments - fair value adjustment (Notes 5 & 18)	5,634,360	5,780,413
Other assets	1,655,013	717,687
Total other assets	$35,720,342	$26,719,088

Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]

The following is a summary of the taxable property loans, accrued interest and allowance on amounts due at December 31, 2015 and 2014:

	December 31, 2015
	Outstanding Balance	Accrued Interest	Loan Loss Reserves	Interest Allowance	Net Taxable Property Loans
Arbors at Hickory Ridge	$191,264	$39,950	$-	$-	$231,214
Ashley Square	5,078,342	2,864,130	(3,596,342)	(2,864,130)	1,482,000
Avistar (February 2013 portfolio)	274,496	51,386	-	-	325,882
Avistar (June 2013 portfolio)	251,622	47,104	-	-	298,726
Cross Creek	7,072,087	2,352,851	(3,447,472)	(2,352,852)	3,624,614
Foundation for Affordable Housing	1,415,590	-	-	-	1,415,590
Greens Property	850,000	343,600	-	-	1,193,600
Lake Forest	4,623,704	3,080,446	(55,000)	(3,059,610)	4,589,540
Ohio Properties	2,390,448	1,235,017	-	(441,795)	3,183,670
Vantage at Brooks LLC	3,454,664	78,440	-	-	3,533,104
Vantage at Braunfels LLC	4,272,306	92,481	-	-	4,364,787
	$29,874,523	$10,185,404	$(7,098,814)	$(8,718,387)	$24,242,727

	December 31, 2014
	Outstanding Balance	Accrued Interest	Loan Loss Reserves	Interest Allowance	Net Taxable Property Loans
Arbors at Hickory Ridge	$191,264	$26,047	$-	$-	$217,311
Ashley Square	5,078,342	2,455,660	(3,596,342)	(2,455,660)	1,482,000
Avistar (February 2013 portfolio)	274,496	16,470	-	-	290,966
Avistar (June 2013 portfolio)	251,622	15,097	-	-	266,719
Cross Creek	6,976,087	2,084,804	(3,447,472)	(2,084,804)	3,528,615
Foundation for Affordable Housing	1,560,553	1,735	-	-	1,562,288
Greens Property	850,000	231,342	-	-	1,081,342
Lake Forest	4,618,704	2,599,613	(55,000)	(2,578,778)	4,584,539
Ohio Properties	2,390,447	894,044	-	(307,832)	2,976,659
	$22,191,515	$8,324,812	$(7,098,814)	$(7,427,074)	$15,990,439

Schedule of Credit Losses for Financing Receivables, Current [Table Text Block]

The following is a detail of loan loss reserves for the years ended December 31:

	For the Year Ended December 31,
	2015	2014	2013
Balance, beginning of year	$7,098,814	$7,023,814	$12,272,671
Realized loss on taxable property loan - Iona Lakes	-	-	(4,557,741)
Provision for loan loss	-	75,000	168,000
Deconsolidation of VIEs	-	-	55,000
Write off due to foreclosure	-	-	(914,116)
Balance, end of year	$7,098,814	$7,098,814	$7,023,814